KEY SOURCES OF ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2017
KEY SOURCES OF ESTIMATES AND JUDGEMENTS
KEY SOURCES OF ESTIMATES AND JUDGEMENTS

4.KEY SOURCES OF ESTIMATES AND JUDGEMENTS

In the application of the Group’s accounting policies, the management of the Company are required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and underlying assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

A.	KEY SOURCES OF ESTIMATION UNCERTAINTY

(a)	Impairment of trade and other receivables, amounts due from other related parties and amounts due from Sky Solar Holdings.

When there is an objective evidence of impairment loss, the Group takes into consideration the estimation of future cash flows. The amount of the impairment is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate (i.e. the effective interest rate computed at initial recognition). In the event the expected actual future cash flows are less than the amount owed, a material impairment loss may arise. The carrying amounts of the Group’s trade and other receivables as at December 31, 2016 and December 31, 2017 are approximately USD30,097 thousand and USD34,582 thousand and net of allowance of doubtful debts of USD1,329 thousand and USD1,403 thousand, respectively. The carrying amounts of the Group’s amounts due from other related parties as at December 31, 2016 and December 31, 2017 were USD14,358 thousand and USD22,345 thousand and net of allowance of doubtful debts of USD2,200 thousand and USD2,200 thousand, respectively. The carrying amounts of the Group’s amounts due from Sky Solar Holdings Co., Ltd. as at December 31, 2016 and December 31, 2017 were USD1, 430 thousand and nil, respectively.

(b)	Impairment losses in relation to IPP solar parks

IPP solar parks are stated in the consolidated statement of financial position at cost less subsequent accumulated depreciation and subsequent accumulated impairment losses, if any. When there is an objective evidence of impairment loss, such as changes of technological advancement, changes of regulatory policies for solar industry, damages of solar park due to natural disaster or economic performance of the IPP solar parks is, or will be, worse than expected, for example, the Group takes into consideration the estimation of future cash flows. The amount of the impairment is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate (i.e. the effective interest rate computed at initial recognition).

(c)	Fair value measurements and valuation process

Some of the Group’s liabilities are measured at fair value for financial reporting purposes. The Group’s finance department, which is headed by the Chief Financial Officer (“CFO”), is responsible for determination of appropriate valuation techniques and inputs for fair value measures.

In estimating the fair value of an asset or a liability, the Group uses market-observable data to the extent it is available. Where Level 1 inputs are not available, the Group performs the valuation with the assistance from third party qualified valuation specialists. The finance department works closely with the qualified external valuation specialists to establish the appropriate valuation techniques and inputs to the model. The CFO reports the finance department’s findings to the board of directors of the Company every quarter to explain the cause of fluctuations in the fair value of assets and liabilities.

The Group uses valuation techniques that include inputs that are not based on observable market data to estimate the fair value of certain types of financial instruments. Note 35 provides detailed information about the valuation techniques, inputs and key assumptions used in the determination of the fair value of various liabilities.

(d)	Asset retirement obligations

Asset retirement obligations are recognized in the consolidated statement of financial position when the Group has a legal or constructive obligation as a result of past events, and it is probable that an outflow of economic benefit will be required to settle the obligation.  If the effect is material, asset retirement obligations are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

The Group made the provision for asset retirement obligation based on its best estimate of future cash flow. When the future costs are higher or lower than expected and where events or changes in circumstances indicate that the amount of asset retirement obligation provision may not be adequate or may be excessive, such difference will impact the carrying values and provision expenses in the years in which such estimate has been changed.

B.	CRITICAL ACCOUNTING JUDGEMENTS

(a)	Significant influence over 1088526 B.C. Ltd (“1088526”) and 1091187 B.C. Ltd (“1091187”)

1088526 B.C. Ltd. and 1091187 B.C. Ltd each is considered as an associate of the Group although the Group owns 75% equity interest in both 1088526 and 1091187, and contractual right to appoint two out of four directors to the board of directors of both 1088526 and 1091187. The Group only has significant influence over both 1088526 and 1091187 are explained by the facts that (1) all the key relevant activities, including appointment or removal of the O&M manager and asset manager, determination and amendment of the annual budget, capital expenditure, and approval of bank borrowing etc., of both 1088526 and 1091187 requires consent from the other shareholders; (2) the other shareholder has the rights to the majority of the variable returns from its involvement with the investee. (Note 23).